UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Item 1.	Schedule of Investments

Strategic Growth Fund	(unaudited)
Schedule of Investments as of March 31, 2012

Shares		Value (000)
	COMMON STOCK - 99.5%
Consumer Discretionary - 20.0%
2,900	AutoZone*	$1,078
16,200	Bed Bath & Beyond*	1,066
29,900	CBS	1,014
13,800	Coach	1,067
44,700	GameStop	976
18,700	PetSmart	1,070
1,400	priceline.com*	1,004
36,174	Royal Caribbean Cruises	1,065
26,200	TJX	1,040
15,200	Yum! Brands	1,082

		10,462

Consumer Staples - 6.0%
11,700	Costco Wholesale	1,062
23,300	CVS	1,044
14,800	Herbalife	1,019

		3,125

Energy - 7.8%
12,100	Exxon Mobil	1,050
30,400	Halliburton	1,009
13,000	National Oilwell Varco	1,033
14,100	Schlumberger	986

		4,078

Financials - 6.0%
13,800	ACE	1,010
22,800	Aflac	1,048
18,800	American Express	1,088

		3,146

Health Care - 14.0%
27,400	AmerisourceBergen	1,087
13,700	Celgene*	1,062
20,500	Cigna	1,010
19,300	Express Scripts*	1,046
16,800	UnitedHealth Group	990
15,000	Varian Medical Systems*	1,035
11,500	Waters*	1,065

		7,295

Industrials - 17.9%
8,400	Cummins	1,008
12,900	Deere	1,044
16,400	Dover	1,032
17,300	Honeywell International	1,056
14,800	Joy Global	1,088
15,900	Norfolk Southern	1,047
12,100	Stericycle*	1,012
9,600	Union Pacific	1,032
4,900	W.W. Grainger	1,052

		9,371

Information Technology - 23.7%
7,800	Alliance Data Systems*	982
1,750	Apple*	1,049
7,900	F5 Networks*	1,066
4,800	International Business Machines	1,002
17,600	Intuit	1,058
2,500	Mastercard	1,051
31,100	Microsoft	1,003
34,800	Oracle	1,015
14,700	Qualcomm	1,000
34,100	TIBCO Software*	1,040

March 31, 2012

www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)
Schedule of Investments as of March 31, 2012

Shares		Value (000)
	COMMON STOCK (continued)
Information Technology - (continued)
20,700	VeriFone Systems*	$1,074
28,400	Xilinx	1,035

		12,375

Materials - 4.1%
5,800	CF Industries Holdings	1,059
20,400	EI du Pont de Nemours	1,079

		2,138

TOTAL COMMON STOCK (Cost $41,216)		51,990

	SHORT-TERM INVESTMENTS (A) - 0%
3,613	Dreyfus Cash Management Fund, Institutional Shares, 0.118%	4
	Fidelity Institutional Money Market Portfolio, Institutional Shares,
3,613	0.219%	3

TOTAL SHORT-TERM INVESTMENTS (Cost $7)		7

TOTAL INVESTMENTS (Cost $41,223)† - 99.5%		$51,997

Percentages are based on Net Assets of $52,254 ($ Thousands).

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of March 31, 2012.
†	At March 31, 2012, the tax basis cost of the Fund’s investments was $41,673, and the unrealized appreciation and depreciation were $11,424 and $(1,100) respectively.

Cost figures are shown in thousands.

As of March 31, 2012, all of the Fund’s investments were considered level 1, in accordance with ASC-820.

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-1800

March 31, 2012

www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)
Schedule of Investments as of March 31, 2012

Shares		Value (000)
	COMMON STOCK - 98.4%
Consumer Discretionary - 9.2%
21,475	Home Depot	$1,081
7,630	Limited Brands	366
7,315	Macy’s	291
10,310	Mattel	347
12,310	McDonald’s	1,208
8,115	McGraw-Hill	393
10,505	Meredith	341
6,680	Nordstrom	372
17,675	Time Warner	667
10,480	TJX	416

		5,482

Consumer Staples - 11.9%
23,620	Altria Group	729
7,875	Coca-Cola Co.	583
7,120	Diageo PLC	687
9,825	General Mills	388
13,360	HJ Heinz	715
8,115	Kimberly-Clark	599
22,915	Philip Morris International	2,031
11,945	Procter & Gamble	803
8,605	Wal-Mart Stores	527

		7,062

Energy - 11.6%
12,405	Chevron	1,330
7,165	ConocoPhillips	545
20,425	Exxon Mobil	1,771
18,950	Kinder Morgan	732
7,800	Occidental Petroleum	743
10,505	Penn West Petroleum	206
15,720	Royal Dutch Shell PLC	1,102
6,875	Schlumberger	481

		6,910

Financials - 15.0%
13,360	American Express	773
13,360	Arthur J Gallagher	478
3,095	BlackRock	634
5,890	Chubb	407
1,485	CME Group	429
5,170	Digital Realty Trust ‡	383
28,595	JPMorgan Chase	1,315
7,680	MetLife	287
10,020	Northern Trust	475
23,072	People’s United Financial	305
8,410	PNC Financial Services Group	542
5,890	Progressive	137
2,390	Public Storage ‡	330
2,170	RenaissanceRe Holdings	164
5,340	T Rowe Price Group	349
16,545	Unum Group	405
19,720	US Bancorp	625
26,035	Wells Fargo	889

		8,927

Health Care - 12.1%
16,040	Abbott Laboratories	983
5,240	Amgen	356
38,195	Bristol-Myers Squibb	1,289
12,115	GlaxoSmithKline PLC	544
15,285	Johnson & Johnson	1,008
38,195	Merck	1,467

March 31, 2012

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Dividend Value Fund	(unaudited)
Schedule of Investments as of March 31, 2012

Shares		Value (000)
	COMMON STOCK (continued)
Health Care - (continued)
68,375	Pfizer	$1,550

		7,197

Industrials - 10.0%
3,950	Boeing	294
6,315	Deere	511
8,115	Dover	511
7,630	Emerson Electric	398
32,470	General Electric	652
13,360	Honeywell International	816
4,780	Illinois Tool Works	273
5,925	Norfolk Southern	390
5,730	Parker Hannifin	484
10,310	Raytheon	544
7,825	United Technologies	649
12,310	Waste Management	430

		5,952

Information Technology - 12.3%
12,260	Accenture PLC	791
10,310	Automatic Data Processing	569
5,890	Canon	281
54,725	Intel	1,538
9,750	International Business Machines	2,034
49,995	Microsoft	1,612
14,335	Texas Instruments	482

		7,307

Materials - 5.4%
3,825	BHP Billiton	277
13,685	EI du Pont de Nemours	724
9,385	Nucor	403
9,995	RPM International	262
11,455	Sherwin-Williams	1,245
9,750	Sonoco Products	323

		3,234

Telecommunication Services - 6.1%
59,020	AT&T	1,843
43,385	Verizon Communications	1,659
11,850	Windstream	139

		3,641

Utilities - 4.8%
9,555	American Electric Power	368
12,870	CMS Energy	283
5,705	Dominion Resources	292
6,485	National Fuel Gas	312
4,120	NextEra Energy	252
6,230	NSTAR	303
9,555	Public Service Enterprise Group	292
7,165	Sempra Energy	430
8,290	Wisconsin Energy	292

		2,824

TOTAL COMMON STOCK (Cost $46,546)		58,536

	EXCHANGE TRADED FUND - 0.5%
1,950	SPDR S&P 500 ETF Trust	274

TOTAL EXCHANGE TRADED FUND (Cost $232)		274

March 31, 2012

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Dividend Value Fund	(unaudited)
Schedule of Investments as of March 31, 2012

Shares		Value (000)
	PREFERRED STOCK - 0.5%
Financials - 0.5%
1,900	Fifth Third Bancorp, 8.50%	$270

TOTAL PREFERRED STOCK (Cost $282)		270

	SHORT-TERM INVESTMENTS (A) - 0.5%
156,978	Dreyfus Cash Management Fund, Institutional Shares, 0.118%	157
	Fidelity Institutional Money Market Portfolio, Institutional Shares,
156,978	0.219%	157

TOTAL SHORT-TERM INVESTMENTS (Cost $314)		314

TOTAL INVESTMENTS (Cost $47,374) † - 99.9%		$59,394

Percentages are based on Net Assets of $59,470 ($ Thousands).

‡	Real Estate Investment Trust
(A)	The rate shown is the 7-day effective yield as of March 31, 2012.
†	At March 31, 2012, the tax basis cost of the Fund’s investments was $47,792, and the unrealized appreciation and depreciation were $12,155 and $(553) respectively.

Cost figures are shown in thousands.

ETF—Exchange Traded Fund

PLC—Public Limited Company

SPDR —Standard & Poor’s Depositary Receipts

As of March 31, 2012, all of the Fund’s investments were considered level 1, in accordance with ASC-820.

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-1800

March 31, 2012

www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of March 31, 2012

Face Amount (000)		Value (000)
	CORPORATE OBLIGATIONS - 49.3%
Banks - 4.2%
	Australia & New Zealand Banking Group
$1,100	0.839%, 06/18/12 (A) (B)	$1,100
	Citigroup
1,100	6.500%, 08/19/13	1,164
	Goldman Sachs Group MTN
500	7.500%, 02/15/19	571
	JPMorgan Chase Capital XXVII, Ser AA
1,000	7.000%, 11/01/39	1,014

		3,849

Consumer Discretionary - 2.7%
	AutoZone
525	4.000%, 11/15/20	544
	Home Depot
700	5.875%, 12/16/36	839
	Johnson Controls
500	4.250%, 03/01/21	530
	Whirlpool MTN
550	8.600%, 05/01/14	617

		2,530

Consumer Staples - 5.7%
	Bunge Finance
1,000	8.500%, 06/15/19	1,222
	Campbell Soup
500	4.250%, 04/15/21	548
	Genentech
1,000	4.750%, 07/15/15	1,116
	PepsiAmericas
650	4.875%, 01/15/15	721
	Teva Pharmaceutical Finance BV
500	2.400%, 11/10/16	512
	Wal-Mart Stores
1,000	5.375%, 04/05/17	1,176

		5,295

Energy - 4.6%
	Cameron International
375	4.500%, 06/01/21	403
	Devon Energy
1,000	6.300%, 01/15/19	1,222
	Halliburton
1,000	6.150%, 09/15/19	1,219
	Hess
400	8.125%, 02/15/19	517
	Kinder Morgan Energy Partners
710	9.000%, 02/01/19	909

		4,270

Financials - 13.5%
	Aflac
1,000	8.500%, 05/15/19	1,305
	American Express Credit MTN
500	5.875%, 05/02/13	526
545	2.375%, 03/24/17	546

March 31, 2012

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High Grade Income Fund	(unaudited)
Schedule of Investments as of March 31, 2012

Face Amount (000)		Value (000)
	CORPORATE OBLIGATIONS (continued)
Financials - (continued)
	Bank of New York Mellon MTN
$500	4.150%, 02/01/21	$536
	Boston Properties
1,200	5.625%, 11/15/20 ‡	1,366
	Capital One Financial
1,000	7.375%, 05/23/14	1,107
	Daimler Finance North America LLC
840	6.500%, 11/15/13	915
	Eksportfinans ASA MTN
600	1.875%, 04/02/13	585
	FIA Card Services MTN
1,000	6.625%, 06/15/12	1,007
	General Electric Capital MTN
625	6.150%, 08/07/37	708
	Goldman Sachs Group MTN
550	0.961%, 07/22/15(A)	515
	JPMorgan Chase
450	3.150%, 07/05/16	464
	Metropolitan Life Global Funding I
1,000	1.332%, 01/10/14 (A) (B)	1,001
	Morgan Stanley
525	4.750%, 03/22/17	525
	Svensk Exportkredit AB
1,000	2.125%, 07/13/16	1,015
	Toyota Motor Credit MTN
400	2.800%, 01/11/16	419

		12,540

Health Care - 2.9%
	Aristotle Holding
500	2.650%, 02/15/17(B)	506
	Celgene
75	2.450%, 10/15/15	77
	Gilead Sciences
875	3.050%, 12/01/16	915
	Merck
1,000	5.000%, 06/30/19	1,175

		2,673

Industrials - 1.5%
	Caterpillar
1,000	7.900%, 12/15/18	1,349

Information Technology - 6.2%
	Dell
400	5.625%, 04/15/14	438
	Hewlett-Packard
1,000	2.125%, 09/13/15	1,008
	IBM
1,000	8.375%, 11/01/19	1,403
	News America
1,000	6.650%, 11/15/37	1,166
	Symantec
1,100	2.750%, 09/15/15	1,146

March 31, 2012

www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of March 31, 2012

Face Amount (000)		Value (000)
	CORPORATE OBLIGATIONS (continued)
Information Technology - (continued)
	Xerox
$500	8.250%, 05/15/14	$565

		5,726

Materials - 4.5%
	BHP Billiton Finance
950	5.250%, 12/15/15	1,091
	Monsanto
700	7.375%, 08/15/12	717
	Nucor
1,000	4.875%, 10/01/12	1,018
	Rio Tinto Finance USA
1,000	9.000%, 05/01/19	1,351

		4,177

Telecommunication Services - 1.4%
	Alltel
250	7.000%, 03/15/16	298
	AT&T
305	5.500%, 02/01/18	359
	Cellco Partnership
450	8.500%, 11/15/18	618

		1,275

Transportation Services - 1.4%
	Continental Airlines
1,150	9.000%, 07/08/16	1,311

Utilities - 0.7%
	Potomac Edison
600	5.350%, 11/15/14	658

TOTAL CORPORATE OBLIGATIONS (Cost $42,267)		45,653

	U.S. TREASURY OBLIGATIONS - 23.8%
	U.S. Treasury Bond
700	7.250%, 05/15/16	882
800	6.000%, 02/15/26	1,104
500	5.375%, 02/15/31	672
1,250	4.750%, 02/15/37	1,582
1,500	4.500%, 08/15/39	1,837
1,025	4.375%, 05/15/41	1,232
1,750	3.875%, 08/15/40	1,936
1,000	3.750%, 08/15/41	1,081
	U.S. Treasury Note
1,000	4.250%, 08/15/13	1,054
575	3.750%, 11/15/18	658
350	3.625%, 02/15/21	396
625	3.125%, 10/31/16	686
600	2.875%, 03/31/18	654
405	2.625%, 04/30/16	434
650	2.375%, 10/31/14	682
1,000	2.375%, 02/28/15	1,053
500	2.375%, 07/31/17	531

March 31, 2012

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High Grade Income Fund	(unaudited)
Schedule of Investments as of March 31, 2012

Face Amount (000)		Value (000)
	U.S. TREASURY OBLIGATIONS (continued)
$1,000	2.125%, 05/31/15	$1,048
500	2.125%, 08/15/21	500
150	2.000%, 11/15/21	148
1,700	0.250%, 09/15/14	1,692
2,145	0.125%, 08/31/13	2,140

TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,059)		22,002

	MUNICIPAL BONDS - 8.4%
Municipal - 8.4%
	Arizona Public Service
500	6.250%, 08/01/16	586
	California State, Build America Bonds, GO
1,100	7.550%, 04/01/39	1,427
	City of Minneapolis Minnesota, GO
250	4.900%, 03/01/25	286
300	4.800%, 03/01/24	342
	City of New York New York, GO
300	5.817%, 10/01/31	337
	Connecticut State, GO
800	5.295%, 10/01/29	919
	Hawaii State, GO
700	5.480%, 02/01/28	824
	Honolulu Hawaii City & County, Build America Bonds, GO
435	6.300%, 09/01/34	486
	St. Louis School District, Qualified School Construction Boards, GO
1,070	6.100%, 04/01/25	1,332
	Tennessee State, School Bond Authority, GO
500	4.848%, 09/15/27	572
	Utah State, Ser B, GO
575	3.369%, 07/01/21	607

TOTAL MUNICIPAL BONDS (Cost $7,103)		7,718

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.1%
	FHLB
1,100	5.125%, 03/10/17	1,299
1,000	4.125%, 03/13/20	1,147
1,100	3.750%, 12/14/18	1,237
	FHLMC
875	8.250%, 06/01/16	1,080
	FHLMC MTN
1,000	4.250%, 05/22/13	1,045
	FNMA
700	5.780%, 06/07/22	706
1,000	0.750%, 02/07/14	999

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,245)		7,513

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 2.2%
	FNMA, Ser 2003-33, Cl AB
938	3.750%, 03/25/33	976
	FNMA, Ser 889958
268	5.000%, 10/01/23	289
	FNMA REMIC, Ser 2007-B1, Cl BE
322	5.450%, 12/25/20	345

March 31, 2012

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High Grade Income Fund	(unaudited)
Schedule of Investments as of March 31, 2012

Face Amount (000)/Shares		Value (000)
	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (continued)
	GNMA, Ser 2003-7, Cl PE
$410	5.500%, 11/16/31	$428

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $1,941)		2,038

	ASSET-BACKED SECURITY - 1.3%
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
1,224	2.050%, 04/25/32 (A)	1,211

TOTAL ASSET-BACKED SECURITY (Cost $1,088)		1,211

	SHORT-TERM INVESTMENTS (C) - 6.0%
2,789,881	Dreyfus Cash Management Fund, Institutional Shares, 0.118%	2,790
	Fidelity Institutional Money Market Portfolio, Institutional
2,789,881	Shares, 0.219%	2,790

TOTAL SHORT-TERM INVESTMENTS (Cost $5,580)		5,580

TOTAL INVESTMENTS (Cost $86,283) † - 99.1%		$91,715

Percentages are based on Net Assets of $92,542($ Thousands).

‡	Real Estate Investment Trust
(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on March 31, 2012. The maturity date shown is the final maturity date.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutions. At March 31, 2012, these securities amounted to $2,607($ Thousands), representing 2.82% of net assets of the Fund.
(C)	The rate shown is the 7-day effective yield as of March 31, 2012.
†	At March 31, 2012, the tax basis cost of the Fund’s investments was $86,283, and the unrealized appreciation and depreciation were $5,707 and $(275) respectively.

Cost figures are shown in thousands.

Cl—Class

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Corporation

GNMA—Government National Mortgage Corporation

GO—General Obligation

LLC—Limited Liability Corporation

MTN—Medium Term Note

REMIC—Real Estate Mortgage Investment Conduit

Ser—Series

March 31, 2012

www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of March 31, 2012

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$45,653	$—	$45,653
U.S. Treasury Obligations	—	22,002	—	22,002
U.S. Government Agency
Obligations	—	7,513	—	7,513
U.S. Government Mortgage-
Backed Obligations	—	2,038	—	2,038
Asset-Backed Security	—	1,211	—	1,211
Municipal Bonds	—	7,718	—	7,718
Short-Term Investments	5,580	—	—	5,580

Total Investments in Securities	$5,580	$86,135	$—	$91,715

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-1800

March 31, 2012

www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of March 31, 2012

Face Amount (000)		Value (000)
	MUNICIPAL BONDS - 98.9%
Alaska - 0.9%
	Alaska Municipal Bond Bank Authority, Ser 3, RB, GO, Bond Bank Moral Obligation Insured
$1,000	5.000%, 09/01/22	$1,207
	City of Anchorage Alaska, Water Department, RB, NPFGC Insured
200	5.000%, 05/01/37	211

		1,418

Arizona - 1.4%
	City of Glendale Arizona, Water and Sewer, RB
1,000	5.000%, 07/01/23	1,182
	City of Mesa Arizona, GO
1,000	4.250%, 07/01/31	1,058

		2,240

California - 1.9%
	California Health Facilities Financing Authority, Stanford Hospital, Ser B, RB
1,000	5.000%, 11/15/25	1,129
	California State, GO
1,000	5.000%, 04/01/38	1,043
	California State, GO, AGM Insured
800	4.500%, 12/01/32	802

		2,974

Connecticut - 0.7%
	City of New Haven Connecticut, Ser A, GO, AGM Insured
1,000	5.000%, 03/01/27	1,073

Georgia - 0.7%
	Main Street, Natural Gas, Ser B, RB
1,000	5.000%, 03/15/18	1,074

Hawaii - 79.9%
	Hawaii County, Ser A, GO
500	4.000%, 03/01/22	553
	Hawaii County, Ser A, GO, AGM Insured
125	5.000%, 07/15/21	132
1,500	5.000%, 07/15/23	1,576
	Hawaii County, Ser A, GO, NPFGC Insured
1,055	5.250%, 07/15/18	1,157
1,000	5.000%, 07/15/24	1,078
	Hawaii County, Unlimited Public Improvements, Ser A, GO
1,000	5.000%, 07/15/22	1,153
	Hawaii County, Unlimited Public Improvements, Ser A, GO, AMBAC Insured
1,000	5.000%, 07/15/15	1,134
	Hawaii Pacific Health, Ser A, RB
1,000	4.625%, 07/01/21	1,069
	Hawaii State, Airport System, RB, AGM Insured
1,000	5.250%, 07/01/27	1,117
	Hawaii State, Airport System, Ser A, RB
2,500	5.250%, 07/01/27	2,822
200	5.250%, 07/01/30	223
1,250	5.000%, 07/01/22	1,434

March 31, 2012

www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of March 31, 2012

Face Amount (000)		Value (000)
	MUNICIPAL BONDS (continued)
Hawaii - (continued)
	Hawaii State, Airport System, RB, AMT
$15	6.900%, 07/01/12	$15
1,500	4.125%, 07/01/24	1,516
1,000	3.000%, 07/01/17	1,032
	Hawaii State, Department of Budget & Finance, Chaminade University, RB, Radian Insured
1,000	4.750%, 01/01/36	1,006
	Hawaii State, Department of Budget & Finance, Electric Company Project, Ser A, RB, AMT, AMBAC Insured
445	5.100%, 09/01/32	445
	Hawaii State, Department of Budget & Finance, Electric Company Project, Ser A, RB, AMT, FGIC Insured
750	4.800%, 01/01/25	760
1,000	4.650%, 03/01/37	959
	Hawaii State, Department of Budget & Finance, Electric Company Project, Ser A, RB, AMT, NPFGC Insured
1,250	5.650%, 10/01/27	1,270
	Hawaii State, Department of Budget & Finance, Electric Company Project, Ser C, RB, AMT, AMBAC Insured
1,000	6.200%, 11/01/29	1,004
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, Radian Insured
1,000	5.000%, 01/01/26	1,014
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
2,000	5.000%, 11/01/31	2,145
	Hawaii State, Harbor System, Ser A, RB
1,125	4.250%, 07/01/21	1,216
	Hawaii State, Harbor System, Ser A, RB, AMT, AGM Insured
370	5.750%, 07/01/29	371
	Hawaii State, Harbor System, Ser B, RB, AMT, AGM Insured
1,000	5.000%, 01/01/13	1,031
500	5.000%, 01/01/23	517
	Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC Insured
200	5.500%, 07/01/19	201
	Hawaii State, Highway, RB
500	5.750%, 01/01/28	581
605	5.500%, 07/01/18	745
1,000	5.500%, 01/01/25	1,162
	Hawaii State, Highway, RB, BHAC Insured
550	4.750%, 01/01/22	627
	Hawaii State, Highway, Ser A, RB
2,000	5.000%, 01/01/25	2,365
1,300	5.000%, 01/01/31	1,487
	Hawaii State, Highway, Ser A, RB, AGM Insured
500	5.000%, 07/01/19	556
1,000	5.000%, 07/01/21	1,104
1,565	5.000%, 07/01/22	1,721
	Hawaii State, Highway, Ser B, RB, AGM Insured
1,250	5.250%, 07/01/18	1,520
1,600	5.250%, 07/01/19	1,963
2,300	5.000%, 07/01/16	2,589
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	211
115	3.750%, 04/01/21	122
180	3.500%, 04/01/20	189

March 31, 2012

www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of March 31, 2012

Face Amount (000)		Value (000)
	MUNICIPAL BONDS (continued)
Hawaii - (continued)
$115	3.000%, 04/01/18	$120
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,206
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser A, RB, AMT, FNMA Collateral Insured
475	5.400%, 07/01/30	475
3,490	5.350%, 07/01/18	3,492
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA Insured
500	3.450%, 01/01/22	512
	Hawaii State, Improvements Authority, Ser DF, GO, AMBAC Insured
1,250	5.000%, 07/01/18	1,404
1,250	5.000%, 07/01/21	1,391
	Hawaii State, Ser CM, GO, AGM Insures FGIC Insured
1,000	6.500%, 12/01/14	1,154
	Hawaii State, Ser DA, GO, NPFGC Insured
425	5.250%, 09/01/13 , Pre-Refunded @ 100 (A)	455
425	5.250%, 09/01/23	450
	Hawaii State, Ser DB, GO, NPFGC Insured
230	5.250%, 09/01/13 , Pre-Refunded @ 100 (A)	246
770	5.250%, 09/01/16	822
	Hawaii State, Ser DD, GO, NPFGC Insured
260	5.250%, 05/01/14 , Pre-Refunded @ 100 (A)	286
740	5.250%, 05/01/15	813
	Hawaii State, Ser DF, GO, AMBAC Insured
30	5.000%, 07/01/15 , Pre-Refunded @ 100 (A)	34
60	5.000%, 07/01/22	66
	Hawaii State, Ser DG, GO, AMBAC Insured
1,000	5.000%, 07/01/16	1,133
	Hawaii State, Ser DI, GO, AGM Insured
500	5.000%, 03/01/24	559
1,500	5.000%, 03/01/25	1,670
	Hawaii State, Ser DK, GO
475	5.000%, 05/01/25	541
	Hawaii State, Ser DN, GO
200	5.250%, 08/01/25	233
	Hawaii State, Ser DO, GO
850	5.000%, 08/01/17	1,013
	Hawaii State, Ser DR, GO
1,000	5.000%, 06/01/17	1,189
	Hawaii State, Ser DY, GO
130	5.000%, 02/01/19	157
	Hawaii State, Ser DZ, GO
1,000	5.000%, 12/01/17	1,198
190	5.000%, 12/01/24	227
250	5.000%, 12/01/28	289
1,000	5.000%, 12/01/29	1,149
1,100	4.000%, 12/01/30	1,154
	Hawaii State, Ser EA, GO
1,000	5.000%, 12/01/22	1,220
500	3.000%, 12/01/20	538
	Hawaii State, Unlimited Public Improvements, Ser DD, GO, NPFGC Insured
1,000	5.000%, 05/01/16	1,091

March 31, 2012

www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of March 31, 2012

Face Amount (000)		Value (000)
	MUNICIPAL BONDS (continued)
Hawaii - (continued)
	Honolulu Hawaii City & County, Ad Valorem Property Tax Project, Ser B, GO, NPFGC Insured
$2,000	5.000%, 07/01/17	$2,177
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,282
670	3.000%, 07/01/17	730
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, FGIC Insured
1,000	4.750%, 07/01/14 , Pre-Refunded @ 100 (A)	1,096
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, NPFGC Insured
2,000	5.000%, 07/01/26	2,221
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, NPFGC Re-insures FGIC Insured
2,000	5.000%, 07/01/33 , Pre-Refunded @ 100 (A)	2,203
480	4.000%, 07/01/13	501
	Honolulu Hawaii City & County, Board of Water Supply, Ser B, RB, AMT, NPFGC Insured
1,000	5.250%, 07/01/20	1,116
1,000	5.250%, 07/01/21	1,109
325	5.000%, 07/01/15	364
	Honolulu Hawaii City & County, Ser A, GO
1,100	5.250%, 04/01/32	1,250
1,000	5.000%, 04/01/33	1,103
1,000	4.250%, 08/01/32	1,053
	Honolulu Hawaii City & County, Ser A, GO, AGM Insured
1,000	5.000%, 07/01/22	1,139
	Honolulu Hawaii City & County, Ser A, GO, NPFGC Insured
430	5.250%, 03/01/13 , Pre-Refunded @ 100 (A)	450
70	5.250%, 03/01/28	72
1,950	5.000%, 07/01/21	2,189
500	5.000%, 07/01/23	558
	Honolulu Hawaii City & County, Ser B, GO
250	5.000%, 12/01/18	303
395	5.000%, 08/01/21	487
	Honolulu Hawaii City & County, Ser B, GO, FSA Insured
1,000	5.250%, 07/01/16	1,174
345	5.250%, 07/01/18	422
	Honolulu Hawaii City & County, Ser B, GO, NPFGC Insured
1,000	5.000%, 07/01/15	1,094
	Honolulu Hawaii City & County, Ser C, GO
200	4.750%, 09/01/18	236
	Honolulu Hawaii City & County, Ser D, GO
1,000	5.250%, 09/01/22	1,198
	Honolulu Hawaii City & County, Ser D, GO, AGM Insures NPFGC Insured
1,000	5.000%, 07/01/22	1,120
	Honolulu Hawaii City & County, Ser D, GO, NPFGC Insured
1,000	5.000%, 07/01/20	1,123
1,000	5.000%, 07/01/23	1,116
	Honolulu Hawaii City & County, Ser E, GO, NPFGC Re-insures FGIC Insured
250	5.000%, 07/01/23	279
	Honolulu Hawaii City & County, Ser F, GO, NPFGC Re-insures FGIC Insured
1,000	5.000%, 07/01/29	1,094

March 31, 2012

www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of March 31, 2012

Face Amount (000)		Value (000)
	MUNICIPAL BONDS (continued)
Hawaii - (continued)
	Honolulu Hawaii City & County, Sewer Improvements, 1st Board Resolution, Ser A, RB, NPFGC Insured
$1,000	5.000%, 07/01/31	$1,075
	Honolulu Hawaii City & County, Sewer Improvements, 2nd Board Resolution, Ser A, RB
500	5.000%, 07/01/20	591
	Honolulu Hawaii City & County, Sewer Improvements, Ser A, RB
1,000	5.000%, 07/01/25	1,174
1,000	5.000%, 07/01/38	1,104
1,000	4.000%, 07/01/31	1,038
	Honolulu Hawaii City & County, Sewer Improvements, Ser A-1, RB, NPFGC Insured
815	5.000%, 07/01/22	906
	Honolulu Hawaii City & County, Waipahu Towers Project, Ser A, RB, AMT, GNMA Collateral Insured
190	6.900%, 06/20/35	190
	Kauai County, Ser A, GO
500	3.250%, 08/01/23	525
	Kauai County, Ser A, GO, NPFGC Re-insures FGIC Insured
1,610	5.000%, 08/01/21	1,777
1,440	5.000%, 08/01/23	1,579
1,000	5.000%, 08/01/28	1,085
	Maui County, GO, NPFGC Insured
100	5.000%, 03/01/17	110
1,100	5.000%, 03/01/24	1,188
	Maui County, Ser A, GO
1,000	5.000%, 07/01/19	1,163
	Maui County, Ser A, GO, AGM Insured
1,000	3.500%, 07/01/16	1,097
	Maui County, Ser A, GO, NPFGC Insured
1,000	4.750%, 07/01/25	1,093
	Maui County, Ser B and C, GO, NPFGC Insured
500	5.000%, 07/01/16	579
	Maui County, Ser B, GO
500	4.000%, 06/01/21	558
	Maui County, Ser B, GO, NPFGC Insured
500	5.000%, 09/01/17	545
	University of Hawaii, College Improvements Project, Ser A, RB, AGC Insured
1,400	5.000%, 10/01/23	1,559
	University of Hawaii, College Improvements Project, Ser A, RB, NPFGC Insured
200	5.000%, 07/15/19	227
150	5.000%, 07/15/22	168
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	117
	University of Hawaii, Ser A, RB, NPFGC Insured
975	5.000%, 07/15/21	1,095
2,000	4.500%, 07/15/23	2,159
	University of Hawaii, Ser A-2, RB
1,000	4.000%, 10/01/18	1,130

		126,270

March 31, 2012

www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of March 31, 2012

Face Amount (000)		Value (000)
	MUNICIPAL BONDS (continued)
Maine - 0.5%
	Maine Health & Higher Educational Facilities Authority, Ser A, RB
$750	5.250%, 07/01/31	$814

Massachusetts - 1.5%
	Commonwealth of Massachusetts, Ser B, GO, AGM Insured
1,300	5.250%, 08/01/28	1,646
	Massachusetts Bay Transportation Authority, Ser A, RB
600	5.250%, 07/01/29	740

		2,386

Minnesota - 0.3%
	Minnesota Housing Finance Agency, RB, GNMA/FNMA Insured
500	4.875%, 07/01/26	534

Nevada - 0.2%
	Nevada State, Municipal Bond Bank Projects, Ser F, GO, AGM Insured
250	5.000%, 12/01/24	268

New York - 1.5%
	City of New York New York, Ser F, GO
500	3.000%, 08/01/16	540
	City of New York New York, Ser H-1, GO
600	5.000%, 03/01/18	715
	New York State, Dormitory Authority, New York University, Ser A, RB
1,000	3.100%, 07/01/17	1,078

		2,333

Ohio - 0.4%
	City of Akron Ohio, GO
500	5.000%, 12/01/21	562

Oklahoma - 1.7%
	Oklahoma Water Resources Board, RB
500	4.000%, 10/01/40	509
1,000	3.000%, 10/01/18	1,076
	Tulsa Industrial Authority, University of Tulsa, RB
1,000	5.000%, 10/01/22	1,133

		2,718

Puerto Rico - 2.1%
	Commonwealth of Puerto Rico, GO, NPFGC Insured
1,500	6.000%, 07/01/15	1,673
	Puerto Rico Electric Power Authority, Ser ZZ, RB
500	5.000%, 07/01/24	536
	Puerto Rico Highway & Transportation Authority, Ser N, RB, AGM Insured
1,000	5.500%, 07/01/26	1,150

		3,359

March 31, 2012

www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of March 31, 2012

Face Amount (000)/Shares		Value (000)
	MUNICIPAL BONDS (continued)
Rhode Island - 0.3%
	Rhode Island State, Ser C, GO
$500	4.300%, 11/15/20	$540

South Carolina - 0.3%
	Sumter South Carolina, Waterworks & Sewer Improvement Systems, RB, XLCA Insured
500	5.000%, 12/01/21	550

Texas - 1.4%
	City of El Paso Texas, Water and Sewer, RB
500	3.000%, 03/01/26	479
	Port of Houston Authority, Ser D-1, GO
1,000	5.000%, 10/01/35	1,145
	Tomball Independent School District, GO
500	4.375%, 02/15/34	527

		2,151

Washington - 2.5%
	King County Washington, GO
1,000	4.750%, 01/01/34	1,060
	Washington Economic Development Finance Authority, RB
1,000	4.125%, 06/01/30	1,029
	Washington State, Motor Vehicle Tax, Ser C, GO
1,550	5.000%, 06/01/22	1,871

		3,960

Wisconsin - 0.7%
	Wisconsin State, Ser D, GO, AGM Insured
1,000	5.000%, 05/01/21	1,138

TOTAL MUNICIPAL BONDS (Cost $149,216)		156,362

	SHORT-TERM INVESTMENTS (B) - 1.2%
	Dreyfus Tax-Exempt Cash Management Fund, Institutional
934,127	Shares, 0.000%	934
	Fidelity Institutional Tax-Exempt Portfolio, Institutional Shares,
934,128	0.010%	934

TOTAL SHORT-TERM INVESTMENTS (Cost $1,868)		1,868

TOTAL INVESTMENTS (Cost $151,084) † - 100.1%		$158,230

Percentages are based on Net Assets of $158,046 ($ Thousands).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	The rate shown is the 7-day effective yield as of March 31, 2012.
†	At March 31, 2012, the tax basis cost of the Fund’s investments was $151,082, and the unrealized appreciation and depreciation were $7,426 and $(278) respectively.

Cost figures are shown in thousands.

March 31, 2012

www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of March 31, 2012

AGC—American Guarantee Corporation

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Company

AMT—Alternative Minimum Tax

BHAC—Berkshire Hathaway Assurance Corporation

COP—Certificate of Participation

FGIC—Financial Guarantee Insurance Corporation

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Corporation

FSA—Financial Security Assurance

GNMA—Government National Mortgage Corporation

GO—General Obligation

NPFGC—National Public Finance Guarantee Corporation

RB—Revenue Bond

Ser—Series

XLCA—XL Capital

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$156,362	$—	$156,362
Short-Term Investments	1,868	—	—	1,868

Total Investments in Securities	$1,868	$156,362	$—	$158,230

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-1800

March 31, 2012

www.bishopstreetfunds.com

Government Money Market Fund	(unaudited)
Schedule of Investments as of March 31, 2012

Face Amount (000)/Shares		Value (000)
	U.S. GOVERNMENT AGENCY OBLIGATIONS (A) - 53.2%
	FHLB
$5,500	0.070%, 04/04/12	$5,500
4,000	0.080%, 04/11/12	4,000
4,135	0.080%, 04/18/12	4,135
2,000	0.085%, 04/25/12	2,000
1,000	0.075%, 05/23/12	1,000
3,000	0.095%, 06/08/12	2,999
2,500	0.060%, 06/20/12	2,500
2,000	0.095%, 06/29/12	1,999
	FHLMC
2,000	0.040%, 04/02/12	2,000
3,000	0.040%, 04/27/12	3,000
2,500	0.070%, 05/07/12	2,500
2,500	0.080%, 05/21/12	2,500
1,500	0.075%, 05/29/12	1,500
2,500	0.070%, 06/18/12	2,499
	FNMA
10,000	0.030%, 04/02/12	10,000
1,883	0.040%, 04/18/12	1,883
2,000	0.088%, 05/02/12	2,000
3,000	0.095%, 05/09/12	3,000
5,000	0.070%, 06/13/12	4,999

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $60,014)		60,014

	U.S. TREASURY OBLIGATIONS (A) - 31.4%
	U.S. Treasury Bill
5,000	0.060%, 04/05/12	5,000
5,000	0.078%, 04/12/12	5,000
10,500	0.087%, 04/19/12	10,499
10,000	0.048%, 04/26/12	9,999
2,500	0.052%, 05/03/12	2,500
2,500	0.083%, 05/10/12	2,500

TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,498)		35,498

	SHORT-TERM INVESTMENTS (B) - 15.4%
5,744,579	AIM STIT-Government & Agency Portfolio, 0.020%	5,744
	Dreyfus Government Cash Management Fund, Institutional
5,918,657	Shares, 0.000%	5,919
	Fidelity Institutional Government Money Market Fund,
5,744,579	Institutional Shares, 0.010%	5,745

TOTAL SHORT-TERM INVESTMENTS (Cost $17,408)		17,408

TOTAL INVESTMENTS (Cost $112,920) † - 100.0%		$112,920

Percentages are based on Net Assets of $112,899 ($ Thousands).

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	The rate shown is the 7-day effective yield as of March 31, 2012.
†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Corporation

Cost figures are shown in thousands.

March 31, 2012

www.bishopstreetfunds.com

Government Money Market Fund	(unaudited)
Schedule of Investments as of March 31, 2012

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency
Obligations	$—	$60,014	$—	$60,014
U.S. Treasury Obligations	—	35,498	—	35,498
Short-Term Investments	17,408	—	—	17,408

Total Investments in Securities	$17,408	$95,512	$—	$112,920

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-1800

March 31, 2012

www.bishopstreetfunds.com

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act
(17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and principal financial officer of the Registrant as required by Rule
30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: May 29, 2012

By (Signature and Title)*	/S/ MICHAEL LAWSON
Michael Lawson
Treasurer, Controller & CFO

Date: May 29, 2012

*	Print the name and title of each signing officer under his or her signature.